Monetta Young Investor Growth Fund
Schedule of Investments
March 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 50.5%	Shares	Value
SPDR S&P 500 Trust (a)	18,000	$11,706,120
Vanguard S&P 500	13,500	8,066,925
TOTAL EXCHANGE TRADED FUNDS (Cost $5,501,567)		19,773,045

COMMON STOCKS - 46.9%	Shares	Value
Basic Material - 1.3%
Steel - 1.3%
Nucor Corp.	3,000	507,300

Consumer Cyclical - 4.6%
Automobile - 1.9%
Tesla, Inc. (b)	2,000	743,500

Leisure Service - 1.7%
Netflix, Inc. (b)	7,000	673,050

Media-Radio/TV - 1.0%
Walt Disney Co.	3,800	366,244
Total Consumer Cyclical		1,782,794

Energy - 4.0%
Oil & Gas-Equipment & Services - 1.1%
SLB Ltd.	8,000	411,120

Oil & Gas-Integrated - 1.6%
Exxon Mobil Corp.	3,800	644,708

Oil & Gas-Refining/Marketing - 1.3%
Phillips 66	2,900	528,322
Total Energy		1,584,150

Financial - 3.0%
Bank-Money Center - 2.2%
JPMorgan Chase & Co.	3,000	882,480

Brokerage & Investment Management - 0.8%
Robinhood Markets, Inc. - Class A (b)	4,500	311,850
Total Financial		1,194,330

Healthcare - 2.3%
Healthcare-Biomedical/Genetic - 2.3%
Gilead Sciences, Inc.	3,300	459,921
Regeneron Pharmaceuticals, Inc.	560	432,678
Total Healthcare		892,599

Retail - 9.7%
Retail-Restaurant - 0.9%
Starbucks Corp.	4,000	358,360

Retail-Specialty - 8.8%
Amazon.com, Inc. (b)	15,000	3,124,050
TJX Companies, Inc.	2,000	319,400
		3,443,450
Total Retail		3,801,810

Technology - 22.0%
Computer Data Storage - 3.2%
Apple, Inc.	5,000	1,268,950

Computer-Software - 3.5%
Microsoft Corp.	2,000	740,340
Palantir Technologies, Inc. - Class A (b)	2,200	321,816
Shopify, Inc. - Class A (b)	2,600	308,412
		1,370,568
Electronic-Semiconductor - 4.4%
Broadcom, Inc.	1,400	433,314
Micron Technology, Inc.	1,200	405,408
NVIDIA Corp.	5,000	872,000
		1,710,722
Internet - 9.8%
Alphabet, Inc. - Class C	11,000	3,155,460
Meta Platforms, Inc. - Class A	1,200	686,556
		3,842,016
Manufacturing - 1.1%
Corning, Inc.	3,000	407,910
Total Technology		8,600,166
TOTAL COMMON STOCKS (Cost $9,033,745)		18,363,149

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.9%	Shares	Value
First American Government Obligations Fund - Class X, 3.58% (c)	1,136,131	1,136,131
TOTAL MONEY MARKET FUNDS (Cost $1,136,131)		1,136,131

TOTAL INVESTMENTS - 100.3% (Cost $15,671,443)		39,272,325
Liabilities in Excess of Other Assets - (0.3)%		(124,252)
TOTAL NET ASSETS - 100.0%		$39,148,073

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026. Industry classification provided by William O’Neil & Co., Inc.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Monetta Young Investor Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$19,773,045	$–	$–	$19,773,045
Common Stocks	18,363,149	–	–	18,363,149
Money Market Funds	1,136,131	–	–	1,136,131
Total Investments	$39,272,325	$–	$–	$39,272,325

Refer to the Schedule of Investments for further disaggregation of investment categories.